Vanguard Multi-Sector Income Bond Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	50 Months Ended	51 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Multisector Income Bond Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.64%		3.20%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.44%	0.41%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.09%		3.37%
Performance Inception Date	Oct. 12, 2021
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.62%		1.23%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.32%		1.61%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.07%		3.46%
Performance Inception Date	Oct. 12, 2021